1
The Gabelli Utility Trust
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.8%
ENERGY AND UTILITIES  — 81.8%
Alternative Energy  — 0.9%
110,000 Algonquin Power & Utilities Corp. ...... $ 675,400
1,800 Brookfield Renewable Corp. .......... 71,694
2,300 Clearway Energy Inc., Cl. C .......... 90,367
4,200 Eos Energy Enterprises Inc.† ......... 20,832
2,700 Landis+Gyr Group AG .............. 170,523
12,450 Ormat Technologies Inc. ............ 1,393,404
300 SolarEdge Technologies Inc.† ......... 15,315
6,000 Vestas Wind Systems A/S ........... 176,468
31,400 XPLR Infrastructure LP† ............ 333,468
2,947,471
Diversified Industrial  — 1.5%
548 Alstom SA† ..................... 15,367
9,000 AZZ Inc. ........................ 1,126,170
17,000 Bouygues SA .................... 970,879
10,000 General Electric Co. ................ 2,837,700
100 Sulzer AG ....................... 20,585
4,970,701
Electric Integrated  — 42.7%
78,045 Alliant Energy Corp. ............... 5,600,509
17,000 Ameren Corp. .................... 1,868,640
46,450 American Electric Power Co. Inc. ...... 6,088,666
60,642 Avista Corp. ..................... 2,434,170
400 Badger Meter Inc. ................. 60,940
33,000 Black Hills Corp. .................. 2,290,530
8,470 CenterPoint Energy Inc. ............. 365,565
79,244 CMS Energy Corp. ................ 6,147,750
43,300 Dominion Energy Inc. .............. 2,676,806
16,700 DTE Energy Co. .................. 2,441,874
64,700 Duke Energy Corp. ................ 8,471,818
43,000 Edison International ............... 3,146,740
7,000 Emera Inc. ...................... 362,857
7,300 Entergy Corp. .................... 820,228
122,000 Evergy Inc. ...................... 9,994,240
104,750 Eversource Energy ................ 7,257,080
94,200 FirstEnergy Corp. ................. 4,772,172
19,000 Hawaiian Electric Industries Inc.† ...... 281,960
4,650 IDACORP Inc. .................... 664,810
55,500 MGE Energy Inc. .................. 4,289,595
165,700 NextEra Energy Inc. ................ 15,390,216
48,000 NiSource Inc. .................... 2,239,680
72,000 Northwestern Energy Group Inc. ....... 4,747,680
18,000 NRG Energy Inc. .................. 2,630,520
176,900 OGE Energy Corp. ................. 8,484,124
56,500 Otter Tail Corp. ................... 4,959,005
50,000 PG&E Corp. ..................... 878,500
2,400 Pinnacle West Capital Corp. .......... 241,800
58,300 Portland General Electric Co. ......... 3,076,491
22,240 PPL Corp. ...................... 849,568
Shares
Market
Value
31,673 Public Service Enterprise Group Inc. .... $ 2,563,929
1,989 Sempra ........................ 193,271
3,127 The Southern Co. ................. 301,818
77,450 TXNM Energy Inc. ................. 4,527,727
17,000 Unitil Corp. ...................... 888,080
105,770 WEC Energy Group Inc. ............. 12,244,993
130,700 Xcel Energy Inc. .................. 10,382,808
144,637,160
Electric Transmission and Distribution  — 4.0%
28,000 Consolidated Edison Inc. ............ 3,169,040
17,750 Constellation Energy Corp. ........... 4,956,688
65,800 Exelon Corp. ..................... 3,225,516
90,000 Iberdrola SA ..................... 2,054,003
200 The Timken Co. ................... 20,114
13,425,361
Energy and Utilities: Natural Resources  — 0.0%
380 EQT Corp. ...................... 24,183
Environmental Services  — 0.3%
800 Fluidra SA ...................... 18,281
500 Tetra Tech Inc. ................... 15,060
27,712 Veolia Environnement SA ............ 1,046,130
1,079,471
Equipment and Supplies  — 1.5%
5,000 Capstone Green Energy Holdings Inc.† .. 27,250
1,396 Graham Corp.† ................... 110,172
18,000 Innovex International Inc.† ........... 439,020
10,000 MDU Resources Group Inc. .......... 207,200
36,500 Mueller Industries Inc. .............. 4,044,200
103 Tidewater Inc.† ................... 8,606
800 Valmont Industries Inc. ............. 319,656
5,156,104
Global Utilities  — 3.6%
7,500 Chubu Electric Power Co. Inc. ........ 122,019
7,595 EDP SA ........................ 39,724
115,000 Electric Power Development Co. Ltd. .... 3,138,307
33,000 Endesa SA ...................... 1,376,201
300,000 Enel SpA ....................... 3,250,828
560,000 Hera SpA ....................... 2,570,980
15,000 Hokkaido Electric Power Co. Inc. ...... 99,808
13,000 Hokuriku Electric Power Co. .......... 87,442
220,000 Huaneng Power International Inc., Cl. H .. 165,536
38,000 Korea Electric Power Corp., ADR† ...... 541,500
22,000 Kyushu Electric Power Co. Inc. ........ 250,629
15,000 Shikoku Electric Power Co. Inc. ....... 165,212
8,000 The Chugoku Electric Power Co. Inc. .... 50,292
25,000 The Kansai Electric Power Co. Inc. ..... 407,123
11,000 Tohoku Electric Power Co. Inc. ........ 81,094
12,346,695

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Merchant Energy  — 0.8%
197,600 The AES Corp. ................... $ 2,784,184
Natural Gas Integrated  — 8.1%
8,000 DT Midstream Inc. ................ 1,077,360
84,500 Energy Transfer LP ................ 1,630,850
100,821 Kinder Morgan Inc. ................ 3,380,528
94,682 National Fuel Gas Co. .............. 8,896,321
138,500 ONEOK Inc. ..................... 12,519,015
27,504,074
Natural Gas Utilities  — 8.3%
22,250 Atmos Energy Corp. ............... 4,110,020
85 Cheniere Energy Inc. ............... 24,120
9,000 Chesapeake Utilities Corp. ........... 1,137,330
60 Diamondback Energy Inc. ........... 11,867
12,300 Engie SA ....................... 393,952
100,625 National Grid plc .................. 1,690,812
58,000 National Grid plc, ADR .............. 4,906,800
7,000 Northwest Natural Holding Co. ........ 372,540
30,300 ONE Gas Inc. .................... 2,609,739
55,000 RGC Resources Inc. ............... 1,212,750
117,730 Southwest Gas Holdings Inc. ......... 10,230,737
14,500 Spire Inc. ....................... 1,312,830
10,000 Venture Global Inc., Cl. A ............ 157,600
28,171,097
Natural Resources  — 2.6%
54,142 Cameco Corp. .................... 5,880,363
16,500 Exxon Mobil Corp. ................ 2,799,390
5,500 Kinnevik AB, Cl. A† ................ 33,581
8,713,334
Oil  — 0.3%
1,900 Chevron Corp. ................... 393,110
4,500 Devon Energy Corp. ............... 226,440
20,000 PrairieSky Royalty Ltd. ............. 462,943
1,082,493
Services  — 2.5%
21,000 ABB Ltd., ADR ................... 1,690,080
98,500 Enbridge Inc. .................... 5,332,790
31,500 Halliburton Co. ................... 1,228,185
405 SLB Ltd. ....................... 20,813
397 TechnipFMC plc .................. 27,444
8,299,312
Water  — 4.7%
26,000 American States Water Co. ........... 1,966,120
21,400 American Water Works Co. Inc. ....... 2,912,326
23,000 Artesian Resources Corp., Cl. A ....... 732,550
33,200 California Water Service Group ........ 1,505,288
Shares
Market
Value
26,000 Essential Utilities Inc. .............. $ 1,047,020
29,300 H2O America .................... 1,719,031
6,200 Middlesex Water Co. ............... 322,710
130,000 Severn Trent plc .................. 5,316,901
9,100 The York Water Co. ................ 277,095
4,100 Zurn Elkay Water Solutions Corp. ...... 183,844
15,982,885
TOTAL ENERGY AND UTILITIES ...... 277,124,525
COMMUNICATIONS  — 10.4%
Cable and Satellite  — 1.2%
2,100 Charter Communications Inc., Cl. A† .... 453,348
20,900 Cogeco Inc. ..................... 1,041,620
2,000 EchoStar Corp., Cl. A† .............. 234,140
250,000 ITV plc ......................... 248,340
95,000 Liberty Latin America Ltd., Cl. A† ...... 820,800
5,947 Liberty Latin America Ltd., Cl. C† ...... 52,452
3,000 Optimum Communications Inc., Cl. A† .. 3,900
30,000 Rogers Communications Inc., Cl. B ..... 1,153,500
4,008,100
Communications Equipment  — 0.4%
100 Belden Inc. ...................... 11,483
7,500 Furukawa Electric Co. Ltd. ........... 1,360,307
1,371,790
Machinery  — 0.0%
580 Oceaneering International Inc.† ....... 20,573
Telecommunications  — 6.8%
35,000 AT&T Inc. ....................... 1,014,650
10,000 BCE Inc., New York ................ 252,400
1,000 BCE Inc., Toronto ................. 25,232
100,000 BT Group plc, Cl. A ................ 278,618
7,500 Cogeco Communications Inc. ......... 380,634
90,000 Deutsche Telekom AG .............. 3,323,647
60,000 Deutsche Telekom AG, ADR .......... 2,224,800
21,250 Eurotelesites AG† ................. 108,563
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 30
83,000 Liberty Global Ltd., Cl. A† ........... 1,003,470
80,000 Liberty Global Ltd., Cl. C† ........... 938,400
1,750,000 NTT Inc. ........................ 1,733,405
143,500 Orange Belgium SA† ............... 3,350,462
6,000 Orange SA, ADR .................. 122,820
10,000 Orascom Investment Holding, GDR†(a) .. 140
30,000 Pharol SGPS SA† ................. 2,573
10,500 Proximus SA .................... 84,955
8,000 PT Indosat Tbk ................... 984
18,700 Sunrise Communications AG, Cl. A ..... 1,106,658
1,350 Tele2 AB, Cl. B ................... 27,751
250,000 Telefonica SA, ADR ................ 1,085,000
85,000 Telekom Austria AG ................ 895,032

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
25,000 Telephone and Data Systems Inc. ...... $ 1,052,500
30,000 Telesat Corp.† ................... 1,086,000
5,000 T-Mobile US Inc. .................. 1,050,150
10,000 VEON Ltd., ADR† ................. 463,000
29,500 Verizon Communications Inc. ......... 1,480,900
23,092,774
Wireless Communications  — 2.0%
5,000 America Movil SAB de CV, ADR ....... 127,400
37,000 Anterix Inc.† ..................... 1,413,030
28,500 Array Digital Infrastructure Inc. ........ 1,314,990
1,200 Operadora De Sites Mexicanos SAB de CV 1,150
2,300 SK Telecom Co. Ltd., ADR ........... 67,367
400 SmarTone Telecommunications Holdings
Ltd. ......................... 260
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 361,800
230,000 Vodafone Group plc, ADR ........... 3,454,600
6,740,597
TOTAL COMMUNICATIONS ......... 35,233,834
OTHER  — 2.8%
Automotive  — 0.0%
275 Ducommun Inc.† ................. 33,550
Building and Construction  — 0.2%
2,000 Everus Construction Group Inc.† ...... 236,120
155 Gibraltar Industries Inc.† ............ 6,180
4,000 Knife River Corp.† ................. 326,600
568,900
Diversified Industrial  — 0.5%
1,200 Accelleron Industries AG, ADR ........ 107,304
200 Arcosa Inc. ...................... 21,228
30,000 Compania de Minas Buenaventura SAA,
ADR ......................... 1,081,200
166 ITT Inc. ........................ 31,628
1,736 L.B. Foster Co., Cl. A† .............. 48,434
800 Matthews International Corp., Cl. A ..... 20,656
12,000 Trinity Industries Inc. ............... 386,160
1,696,610
Electronics  — 0.5%
2,000 Keysight Technologies Inc.† .......... 564,740
48,500 Sony Group Corp., ADR ............. 1,003,950
1,568,690
Financial Services  — 0.0%
150,000 GAM Holding AG† ................. 19,885
10,800 Sony Financial Group Inc., ADR† ...... 48,708
68,593
Shares
Market
Value
Machinery  — 0.7%
210,000 CNH Industrial NV ................. $ 2,310,000
670 Flowserve Corp. .................. 49,252
300 Medmix AG ..................... 3,238
1,586 Mueller Water Products Inc., Cl. A ..... 43,599
1,200 Xylem Inc. ...................... 143,400
2,549,489
Specialty Chemicals  — 0.1%
200 Air Products and Chemicals Inc. ....... 58,098
250 Linde plc ....................... 123,940
182,038
Transportation  — 0.8%
15,800 GATX Corp. ..................... 2,697,692
TOTAL OTHER ................. 9,365,562
DISTRIBUTION COMPANIES  — 1.8%
Wireless Communications  — 1.8%
82,000 Millicom International Cellular SA ...... 6,145,080
TOTAL COMMON STOCKS ......... 327,869,001
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.5%
$ 8,600,000 U.S. Treasury Bills,
3.584% to 3.652%††, 04/16/26 to
07/23/26 ...................... 8,547,089
SHORT TERM INVESTMENT  — 0.7%
Short Term Investment  — 0.7%
2,423,717 Gabelli U.S. Treasury Money Market Fund,
Cl. I,
3.600% (b) .................... 2,423,717
TOTAL INVESTMENTS — 100.0% ....
(Cost $214,734,706) ............. $ 338,839,807
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Investment in an affiliated fund, which is registered under the Investment
Company Act of 1940, as amended, and is advised by Gabelli Funds,
LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt